Share-Based Payments (Details) - Schedule of restricted shares awards - $ / shares	Mar. 31, 2021	Feb. 16, 2021	Sep. 30, 2020
Share-Based Payments (Details) - Schedule of restricted shares awards [Line Items]
Total number of restricted shares awards		180,000
Number of restricted shares awards vesting each period		60,000
Grant date fair value (USD) (in Dollars per share)		$ 7.94
Restricted Shares Awards [Member]
Share-Based Payments (Details) - Schedule of restricted shares awards [Line Items]
Total number of restricted shares awards			134,500
Number of restricted shares awards vesting each period			44,833
Grant date fair value (USD) (in Dollars per share)			$ 7.896
Wasef Jabsheh [Member]
Share-Based Payments (Details) - Schedule of restricted shares awards [Line Items]
Total number of restricted shares awards	132,190
Number of restricted shares awards vesting each period	44,063
Grant date fair value (USD) (in Dollars per share)	$ 8.17